Cover	12 Months Ended
Apr. 30, 2024
Cover [Abstract]
Document Type	DEF 14A
Entity Registrant Name	AVID BIOSERVICES, INC.
Insider Trading Policies and Procedures Adopted [Flag]	true
Entity Central Index Key	0000704562
Amendment Flag	false